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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter: March 31, 2007

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Pettyjohn Co
Address:  1925 Atherholt Road
          Lynchburg, VA 24501

Form 13F File Number: 028-05957

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John D. Doyle, Jr.
Title:     President
Phone:     434-845-1266

Signature, Place, and Date of Signing:

 /s/ John D. Doyle, Jr.        Lynchburg, VA                04/19/07
------------------------  ------------------------  ------------------------
      [Signature]              [City, State]                 [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                        ----------
Form 13F Information Table Entry Total:         81
                                        ----------
Form 13F Information Table Value Total:    153,481
                                        ----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                               Title of             Value   Shrs or                 Investment Voting  Authority
Name of Issuer                  Class     CUSIP   (x $1000) Pm Amt  SH/PRN Put/Call Discretion  Sole    Shared   None
--------------                 -------- --------- --------- ------- ------ -------- ---------- ------- --------- ----
ADM                             common  039483102     530    14,429                    Sole     14,429
Abbott Labs                     common  002824100   2,012    36,066                    Sole     36,066
Air Products & Chemicals        common  009158106   4,125    55,775                    Sole     55,775
Altria Group                    common  02209S103     825     9,399                    Sole      9,399
American International Group    common  026874107   1,709    25,425                    Sole     25,425
Amgen                           common  031162100   1,802    32,239                    Sold     32,239
A T & T                         common  00206R102   1,973    50,042                    Sole     50,042
Bank of America                 common  060505104   7,553   148,048                    Sole    148,048
BB&T                            common  054937107   2,289    55,798                    Sole     55,798
Baker Hughes                    common  057224107   1,954    29,550                    Sole     29,550
Barr Labs                       common  068306109   1,251    27,000                    Sole     27,000
Best Buy                        common  086516101   1,306    26,800                    Sole     26,800
BHP Billiton                    common  088606108   1,315    27,150                    Sole     27,150
Boeing                          common  097023105   1,167    13,125                    Sole     13,125
BP                              common  055622104   1,644    25,384                    Sole     25,384
Burling N Sant                  common  12189T104     589     7,325                    Sole      7,325
Caterpillar                     common   14912301   1,279    19,075                    Sole     19,075
Chesapeake Energy               common  165167107   1,683    54,500                    Sole     54,500
ChevronTexaco                   common  166764100   1,050    14,201                    Sole     14,201
Citigroup                       common  172967101     216     4,200                    Sole      4,200
Coca-Cola                       common  191216100     598    12,455                    Sole     12,455
Conoco Phillips                 common  20825C104   4,221    61,751                    Sole     61,751
Consolidated Edison             common  209115104     230     4,500                    Sole      4,500
CSX                             common  126408103     230     5,746                    Sole      5,746
CVS/Caremark                    common  126650100   1,132    33,165                    Sole     33,165
Dominion Resources              common  25746U109   1,775    19,992                    Sole     19,992
Dow Chemical                    common  260543103     378     8,250                    Sole      8,250
DuPont                          common  263534109     225     4,559                    Sole      4,559
EMC Corp                        common  268648102     413    29,850                    Sole     29,850
Exelon Corp                     common  30161N101   1,485    21,613                    Sole     21,613
Exxon- Mobil                    common  30231G102  12,443   164,912                    Sole    164,912
Fedex Corp                      common  31428X106   3,614    33,641                    Sole     33,641
First Horizon Natl Bk           common  320517105     262     6,300                    Sole      6,300
Fortune Brands                  common  349631101     219     2,775                    Sole      2,775
Gabelli Equity Trust            common  362397101     207    21,000                    Sole     21,000
GE                              common  369604103   6,985   197,553                    Sole    197,553
Health Care REIT                common  42217K106     522    11,900                    Sole     11,900
Ingersoll Rand                  common  G4776G101   2,574    59,350                    Sole     59,350
Intel                           common  458140100     414    21,625                    Sole     21,625
International Bus. Mach.        common  459200101     544     5,775                    Sole      5,775

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
                               Title of             Value   Shrs or                 Investment  Voting   Authority
Name of Issuer                  Class     CUSIP   (x $1000) Pm Amt  SH/PRN Put/Call Discretion   Sole     Shared   None
--------------                 -------- --------- --------- ------- ------ -------- ---------- --------- --------- ----
ishares Dow Jones Sel Div       common  464287168      238    3,335                    Sole        3,335
ishares MSCI EAFE Index         common  464287465    2,795   36,650                    Sole       36,650
ishares MSCI Pac Japan          common  464286665      205    1,525                    Sole        1,525
ishares S&P Mid Cap Tr          common  464287507    1,675   19,800                    Sole       19,800
ITT Industries                  common  450911102    1,516   25,125                    Sole       25,125
Johnson & Johnson               common  478160104    5,622   93,299                    Sole       93,299
JP Morgan Chase                 common  46625H100    2,489   51,450                    Sole       51,450
Kimberly Clark                  common  494368103      261    3,818                    Sole        3,818
Lincoln Natl Corp               common  534187109      480    7,075                    Sole        7,075
Lowes                           common  548661107    1,480   47,008                    Sole       47,008
3M                              common  604059105    3,885   50,830                    Sole       50,830
Medtronic                       common  585055106    1,959   39,935                    Sole       39,935
Met Life                        common  59156R108    2,102   33,292                    Sole       33,292
Modine                          common  607828100      256   11,175                    Sole       11,175
Motorola                        common  620076109      905   51,225                    Sole       51,225
National Fuel Gas               common  636180101      835   19,300                    Sole       19,300
Norfolk Southern                common  655844108    2,853   56,392                    Sole       56,392
Norvartis ADR                   common  66987V109      768   14,050                    Sole       14,050
Nuveen Municipal Value          common  670928100      425   41,010                    Sole       41,010
Pinnacle Bankshares Co          common  72345E102      208    8,996                    Sole        8,996
PepsiCo                         common  713448108    4,646   73,089                    Sole       73,089
Plum Creek Timber               common  729251108    1,375   34,886                    Sole       34,886
Procter & Gamble                common  742718109    8,525  134,968                    Sole      134,968
Progress Energy                 common  743263105    1,107   21,950                    Sole       21,950
Public Ser Enterp               common  744573106      284    3,424                    Sole        3,424
Regions Financial               common  7591EP100      526   14,861                    Sole       14,861
Royal Bk of Canada              common  780087102      312    6,250                    Sole        6,250
SPDR Tr I Unit Ser 1            common  78462F103    2,043   14,387                    Sole       14,387
SunTrust Bank                   common  867914103    1,775   21,374                    Sole       21,374
Texas Instruments               common  882508104    1,497   49,725                    Sole       49,725
US Bancorp                      common  902973304    3,028   86,585                    Sole       86,585
United Dominion Realty          common  910197102      276    9,000                    Sole        9,000
United Technologies             common  913017109    6,255   96,231                    Sole       96,231
Valero Energy                   common  91913Y100      879   13,625                    Sole       13,625
Verizon                         common  92343V104    2,700   71,209                    Sole       71,209
Wachovia                        common  929771103    7,805  141,775                    Sole      141,775
Walgreen                        common  931422109    3,823   83,305                    Sole       83,305
Wash RE Invest                  common  939653101      238    6,350                    Sole        6,350
Wellpoint Inc                   common  94973V107      286    3,529                    Sole        3,529
Wyeth                           common  983024100      401    8,018                    Sole        8,018
                                                   153,481
                                                                                               2,912,074